Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Total	$ 233,360	$ 253,239
Rental Properties [Member]
Disclosure of detailed information about investment property [line items]
Total	205,353	219,814
Undeveloped Parcels of Land [Member]
Disclosure of detailed information about investment property [line items]
Total	19,946	19,615
Properties Under Development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 8,061	$ 13,810